Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14. Subsequent Events
The Company has evaluated subsequent events for recognition and disclosure purposes in the audited consolidated financial statements as of December 31, 2022. Except as described below, or as otherwise indicated in the footnotes, the Company has concluded that no events or transactions have occurred that require disclosure.
B. Riley Standby Equity Purchase Agreement
On January 8, 2023, the Company entered into a Standby Equity Purchase Agreement (the “B. Riley Purchase Agreement”) with B. Riley, whereby the Company shall have the right, but not the obligation, to sell to B. Riley up to $500.0 million of its shares of the Company’s Common Stock at the Company’s request any time during the 36 months following the execution of the B. Riley Purchase Agreement, subject to certain conditions. The Company expects to use the net proceeds received from this for working capital and general corporate purposes.
As consideration for B. Riley’s commitment to purchase shares of Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the B. Riley Purchase Agreement, the Company issued 250,000 shares of Common Stock to B. Riley in connection with the execution of the B. Riley Purchase Agreement on January 12, 2023.
Subsequent to the execution of the B. Riley Purchase Agreement, the Company sold an aggregate of 127,241 shares of Common Stock pursuant to the B. Riley Purchase Agreement for aggregate net proceeds to the Company of approximately $1 million.
Scilex Holding Company 2023 Inducement Plan
On January 17, 2023, the Compensation Committee of the Board of Directors (the “Compensation Committee”) of the Company adopted the Scilex Holding Company 2023 Inducement Plan (the “Plan”). The Plan will serve to advance the interests of the Company by providing a material inducement for the best available individuals to join the Company as employees by affording such individuals an opportunity to acquire a proprietary interest in the Company. The Plan provides for the grant of equity-based awards in the form of non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units, and other awards (as set forth under the Plan) solely to prospective employees of the Company or an affiliate of the Company provided that certain criteria are met. The initial maximum number of shares available for grant under the Plan is 1,400,000 shares of the Company’s Common Stock (subject to adjustment for recapitalizations, stock splits, reorganizations and similar transactions).
Amendment to the Yorkville Purchase Agreement
On February 8, 2023, the Company entered into an Amended and Restated Standby Equity Purchase Agreement with Yorkville (the “A&R Yorkville Purchase Agreement”), amending, restating and superseding the Yorkville Purchase Agreement dated November 17, 2022.
Pursuant to the A&R Yorkville Purchase Agreement, the shares of Common Stock, if any, that the Company elects to sell to Yorkville pursuant to a Yorkville Advance will be purchased at a price equal to 98% of the lowest daily volume weighted average price of the Common Stock for any trading day on the date of delivery of a written purchase notice to Yorkville.
Subsequent to December 31, 2022, the Company sold an aggregate of 85,000 shares of Common Stock pursuant to the A&R Yorkville Purchase Agreement for aggregate net proceeds to the Company of approximately $0.6 million.
Elyxyb License
On February 12, 2023, the Company acquired from BioDelivery Sciences International, Inc. (“BSDI”) and Collegium Pharmaceutical, Inc. (“Collegium”, and together with BDSI, the “Collegium Sellers”) the rights to certain patents, trademarks, regulatory approvals, data, contracts, and other rights related to ELYXYB (celecoxib oral solution) (the “Product”) and its commercialization in the United States and Canada (the “Territory”).
As consideration for the acquisition, the Company assumed various rights and obligations under that certain asset purchase agreement, dated August 3, 2021 (the “DRL APA”), between BDSI and Dr. Reddy’s Laboratories Limited, a company incorporated under the laws of India (“DRL”), including a license from DRL including an irrevocable, royalty-free, exclusive license to know-how
and patents of DRL related to the Product and necessary or used to exploit the Product in the Territory. Additionally, under the Purchase Agreement, the Seller granted the Company an irrevocable, royalty-free, exclusive license to know-how
related to the Product and necessary or used to exploit the Product in the Territory. No cash consideration was or will be payable to Collegium Sellers for such acquisition; however, the obligations under the DRL APA that were assumed by the Company include obligations to pay royalties for sales of the Product in the Territory for all indications and additional amounts if certain milestones are achieved.
Sorrento Chapter 11 filing
On February 13, 2023, Sorrento, together with its wholly-owned direct subsidiary, Scintilla Pharmaceuticals, Inc., commenced voluntary proceedings under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the Southern District of Texas. While the Company is majority-owned by Sorrento, the Company is not a debtor in Sorrento’s voluntary Chapter 11 filing and management does not expect this will impact the Company and will continue to operate its business as usual. As of December 31, 2022, the Company had a $1.8 million receivable from Sorrento, which was fully reserved.